Employee Benefit Plans and Non-Qualified Plans - Weighted Average Assumptions Used in Determining the Benefit Obligations (Detail)	Dec. 31, 2017	Dec. 31, 2016
Non-U.S. Qualified Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.50%	3.75%
Non Qualified Supplemental Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.35%	3.55%